Segment Information (Details) - Schedule of Profitability Information for Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment:
Interest income from bank deposits	$ 282	$ 245	$ 235
Interest expenses
Injection Molded Plastic Parts [Member]
Segment:
Interest income from bank deposits	255	221	213
Interest expenses
Electronic Products [Member]
Segment:
Interest income from bank deposits	27	24	22
Interest expenses